Revenue - Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Contract Liabilities [Line Items]
Contract liabilities at beginning of period	$ 897,595	$ 601,005
Additions	3,087,967	2,385,722
Contract liabilities at end of period	1,182,680	897,595
Subscription
Disclosure Of Contract Liabilities [Line Items]
Revenue recognized	(2,096,706)	(1,324,064)
Maintenance
Disclosure Of Contract Liabilities [Line Items]
Revenue recognized	(495,077)	(522,971)
Other revenue
Disclosure Of Contract Liabilities [Line Items]
Revenue recognized	$ (211,099)	$ (242,097)